Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Common stock, shares, outstanding (in shares)		393,421,721	394,589,411
Other assets	[1]	€ 1,578.5	€ 1,643.4
Loan receivable	[2]	929.2	364.4
Other non-current assets	[3]	651.8	739.8
Accounts payable	[4]	2,347.3	2,565.2
Related party
Other assets		691.9	479.9
Loan receivable		912.4	364.4
Other non-current assets		490.8	620.4
Accounts payable		4.0	269.2
Accrued and other liabilities		€ 199.9	€ 111.2
Common Stock
Ordinary shares, nominal value (in EUR per share)		€ 0.09	€ 0.09
Ordinary Shares, authorized (in shares)		700,000,000	700,000,000
Common stock, shares, outstanding (in shares)		393,421,721	394,589,411
Common stock, shares, issued (in shares)		393,421,721	394,589,411

[1]	Other assets – current includes amounts with related parties of €691.9 million and €479.9 million at December 31, 2023 and 2022, respectively.
[2]	Loan receivable includes amounts with related parties of €912.4 million and €364.4 million at December 31, 2023 and 2022, respectively.
[3]	Other assets – non-current includes amounts with related parties of €490.8 million and €620.4 million at December 31, 2023 and 2022, respectively.
[4]	Accounts payable includes amounts with related parties of €4.0 million and €269.2 million at December 31, 2023 and 2022, respectively.